Fair value measurements	6 Months Ended
Jun. 30, 2017
Fair value measurements [Abstract]
Fair value measurements:
15.      Fair value measurements:
The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging”.
Fair value on a recurring basis:
Interest rate swaps
Details of the Company's interest rate swap are discussed in Note 18 of the Company's consolidated financial statements for the year ended December 31, 2016, included in the 2016 Annual Report. Major terms are summarized below:
				Notional amount
Counterparty	Inception	Expiry	Fixed Rate	June 30, 2017
Goldman Sachs	October 1, 2014	April 1, 2018	1.7925%	98,099
Goldman Sachs	October 1, 2014	April 1, 2018	1.8075%	98,099
Goldman Sachs	October 1, 2014	April 1, 2018	2.0675%	39,240
Goldman Sachs	October 1, 2014	April 1, 2018	1.8450%	98,099
Goldman Sachs	October 1, 2014	April 1, 2018	1.8025%	58,860
HSH - Star Challenger	September 30, 2014	September 28, 2018	1.7650%	6,719
HSH - Star Fighter	September 30, 2014	September 28, 2018	1.7650%	6,854
Credit Agricole - Star Borealis	November 10, 2014	August 9, 2018	1.7200%	21,986
Credit Agricole - Star Polaris	August 11, 2014	November 9, 2018	1.7050%	23,132
Total				$451,088

The amount recognized in “Other comprehensive income/(loss)” is derived from the effective portion of unrealized gains/losses from cash flow hedges.
An amount of approximately ($125) is expected to be reclassified into earnings during the following 12-month period when realized.
Forward Freight Agreements (“FFAs”):

During the year ended December 31, 2016 and the six-month period ended June 30, 2017, the Company entered into a certain number of FFAs on the Capesize, Panamax and Supramax indexes. There was no FFA open position as of June 30, 2017.

The amounts of Gain / (Loss) on derivative financial instruments and forward freight agreements recognized in the accompanying unaudited interim condensed consolidated statements of operations, are analyzed as follows:

	Six month period ended June 30,
	2016	2017
Unaudited Condensed Consolidated Statement of Operations
Gain/(loss) on derivative financial instruments, net
Unrealized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	$(1,930)	$1,642
Realized gain/(loss) from the Goldman Sachs Swaps after de-designation of accounting hedging relationship (April 1, 2015)	(2,709)	(1,542)
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	(42)	-
Total Gain/(loss) on derivative financial instruments, net	$(4,681)	$100

Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	(667)	(473)
Total Gain/(loss) recognized	$(667)	$(473)

Gain/(loss) on forward freight agreements
Realized gain/(loss) on forward freight agreements	283	(500)
Unrealized gain/(loss) on forward freight agreements	-	(41)
Total Gain/(Loss) recognized	$283	$(541)

In relation to the above interest rate swap agreements designated as cash flow hedges and the corresponding amount recorded in “Accumulated other comprehensive (loss) / income” as of June 30, 2017, and in accordance with ASC 815 “Derivatives and Hedging - Timing and Probability of the Hedged Forecasted Transaction,” the management of the Company considered the creditworthiness of its counterparties and the expectations of the forecasted transactions and determined that no events have occurred that would make the forecasted transaction not probable.
The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis.  This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values.  The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1:      Quoted market prices in active markets for identical assets or liabilities
Level 2:      Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3:      Unobservable inputs that are not corroborated by market data
The following table summarizes the valuation of the Company's financial instruments as of December 31, 2016 and June 30, 2017 based on Level 2 observable inputs of the fair value hierarchy such as interest rate curves.

Significant Other Observable Inputs (Level 2)
December 31, 2016		June 30, 2017
(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - asset position	$ 41	-	$ -	-
Total	$ 41	-	-	-
LIABILITIES
Forward freight agreements - liability position	$ -	-	-	-
Interest rate swaps - liability position	$ 2,908	437	$ 1,963	241
Total	$ 2,908	437	$ 1,963	241

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments.  The fair value of long-term bank loans, bearing interest at variable interest rates, approximates their recorded values as of June 30, 2017.
The 2019 Notes have a fixed rate, and their estimated fair value, determined through Level 1 inputs of the fair value hierarchy (quoted price on NASDAQ under the ticker symbol SBLKL), is approximately $49,420, as of June 30, 2017.
Fair value on a non-recurring basis:
As further discussed in Note 5, the Company recognized an impairment loss of $6,694 for the six month period ended June 30, 2016, of which:
(i)      $5,626 relates to the sale of Star Michele. As discussed in Note 5, the Company was in negotiations to sell this vessel as of March 31, 2016, and reached an agreement for the sale in April 2016.  The carrying value of this vessel was written down to its fair value as determined by reference to its agreed sale price less costs of sale.
(ii)      $1,068 relates to the termination of two shipbuilding contracts in February 2016.
No such case for long-lived assets held and used existed as of June 30, 2017.